Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

On July 10, 2013, the Company sold a Masters Inn in Tampa, Florida (East) (117 rooms) for $0.8 million. Proceeds were applied to the line of credit with Great Western Bank.

On July 18, 2013, the Company sold a Quality Inn in Minocqua, Wisconsin (51 rooms) for $1.3 million.  Proceeds were used to pay off the associated debt.

Our loan facilities with GE Franchise Finance Commercial LLC require us to maintain a minimum after dividend consolidated fixed charge coverage ratio (FCCR) (as defined in the loan agreement). For the second quarter of 2013, the requirement was 0.95:1. As of June 30, 2013, our after dividend consolidated FCCR (as defined in the loan agreement) was 0.88:1. On August 13, 2013, the Company received a waiver for non-compliance with this covenant as of June 30, 2013 in return for payment of $107,500. In connection with the waiver, our loan facilities with GE were also amended to increase the before dividend FCCR with respect to our GE-encumbered properties from 1:05:1 to 1.20:1, commencing on September 30, 2013.

At the annual meeting of Company shareholders in May 2013, the holders of the Company common stock and the holder of the Series C Preferred Stock, voting as one group, approved an amendment to the Company articles of incorporation to effect a reverse split of the common stock at a reverse split ratio ranging from one-for-four to one-for-eight shares of common stock as determined by the Company board of directors. On July 30, 2013, the Board of Directors declared a one-for-eight reverse split of the Company’s issued and outstanding common stock, which was effected on August 14, 2013. All amounts presented herein have been adjusted to present the effects of the reverse stock split. As a result, every eight shares of Company common stock issued and outstanding at the time of the reverse split will be combined into one share of Company common stock and the number of shares of common stock issued and outstanding will be reduced accordingly.

As of December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the Company classified an additional seven hotels as held for sale. These changes were reflected in an 8-K filed on August 29, 2013. Subsequently, the Company classified an additional eight hotels as held for sale, and reclassified one hotel as held for use. Ten hotels were sold during the six months ending June 30, 2013, bringing the total hotels held for sale to 26. These additional reclassifications are reflected in this 8-K.